Statement of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Cash flow from operating activities
Loss for the period	$ (6,071,463)	د.إ (22,294,417)	د.إ (11,888,180)	د.إ (11,315,444)
Adjustments for:
Depreciation of property and equipment	285,732	1,049,209	727,181	494,912
Disposal loss of property plant and equipment				1,381
Amortization of intangible assets	2,759	10,131		294
Depreciation of right-of-use asset	267,276	981,439	845,064	817,062
Provision for employees’ end-of-service benefits	96,901	355,819	189,040	81,706
Finance expense	328,571	1,206,514	62,969	181,757
Operating loss before working capital changes	(5,090,224)	(18,691,305)	(10,063,926)	(9,738,332)
Changes in working capital
(Increase)/decrease in Trade receivables	(12,868)	(47,250)
(Increase)/decrease in other receivables	(55,267)	(202,941)	6,308	843,895
Decrease/(increase) in advance payment to suppliers	(292,885)	(1,075,473)	(2,291,578)	(14,821)
Increase/(decrease) in trade and other payables	541,460	1,988,236	496,068	85,286
Increase/(decrease) in Contract liabilities	1,296,257	4,759,859	9,269,122
Employees’ end of service benefits paid	(42,680)	(156,720)	(50,948)	(99,261)
Net cash flows used in operating activities	(3,656,207)	(13,425,594)	(2,634,954)	(8,923,233)
Cash flows from investing activities
Acquisition of property and equipment	(465,387)	(1,708,901)	(389,930)	(3,348,914)
Acquisition of intangible assets	(12,995)	(47,716)
Disposal of property and equipment				22,093
Net cash flows used in investing activities	(478,382)	(1,756,617)	(389,930)	(3,326,821)
Cash flows from financing activities
Capital introduced during the year				10,363,887
Ordinary shares issued for cash			2,311
Decrease in due to related parties	(432,536)	(1,588,271)	(32,967)	(884,063)
Increase in due to related parties	4,841,865	17,779,327	3,989,918	1,605,214
Increase in short-term borrowings	40,577	149,000
Decrease in short-term borrowings	(40,577)	(149,000)
Lease payments made during the period	(280,332)	(1,029,380)	(886,840)	(859,830)
Net cash flows generated from financing activities	4,128,997	15,161,676	3,072,422	10,225,208
Net increase in cash and cash equivalents	(5,592)	(20,535)	47,538	(2,024,846)
Cash and cash equivalents at the beginning of the period	18,620	68,372	20,834	2,045,680
Cash and cash equivalents at the end of the period	13,028	47,837	68,372	20,834
Cash paid in interest expense	$ 12,658	د.إ 46,480	د.إ 62,969	د.إ 81,706